REGULATORY CAPITAL (Tables)	12 Months Ended
Jun. 30, 2014
Banking and Thrift [Abstract]
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]
To be categorized as “well-capitalized” the Banks must maintain minimum capital ratios as set forth in the following tables:

As of June 30, 2014
						To be “well-
						capitalized” under
			For capital			prompt corrective
	Actual		adequacy purposes			action provisions
	Amount	Ratio	Amount		Ratio	Amount		Ratio
			(Dollars in thousands)

Tier 1 core capital
First Federal of Hazard	$15,880	19.8%	$	≥3,206	≥4.0%	$	≥4,007	≥5.0%
First Federal of Frankfort	$31,647	14.8%	$	≥9,154	≥4.0%	$	≥11,443	≥5.0%

Total risk-based capital
First Federal of Hazard	$16,368	42.0%	$	≥3,116	≥8.0%	$	≥3,895	≥10.0%
First Federal of Frankfort	$32,531	26.4%	$	≥9,845	≥8.0%	$	≥12,306	≥10.0%

Tier 1 risk-based capital
First Federal of Hazard	$15,880	40.8%	$	≥3,206	≥4.0%	$	≥2,337	≥6.0%
First Federal of Frankfort	$31,647	25.7%	$	≥9,154	≥4.0%	$	≥7,384	≥6.0%

As of June 30, 2013
						To be “well-
						capitalized” under
			For capital			prompt corrective
	Actual		adequacy purposes			action provisions
	Amount	Ratio	Amount		Ratio	Amount		Ratio
			(Dollars in thousands)

Tier 1 core capital
First Federal of Hazard	$15,165	17.7%	$	≥3,427	≥4.0%	$	≥4,283	≥5.0%
First Federal of Frankfort	$31,795	13.7%	$	≥9,880	≥4.0%	$	≥12,350	≥5.0%

Total risk-based capital
First Federal of Hazard	$15,689	37.5%	$	≥3,351	≥8.0%	$	≥4,189	≥10.0%
First Federal of Frankfort	$32,543	25.1%	$	≥10,368	≥8.0%	$	≥12,960	≥10.0%

Tier 1 risk-based capital
First Federal of Hazard	$15,165	36.2%	$	≥3,427	≥4.0%	$	≥2,514	≥6.0%
First Federal of Frankfort	$31,795	24.5%	$	≥9,880	≥4.0%	$	≥7,776	≥6.0%